Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Capital lease obligations incurred		$ 45,383	$ 66,628	$ 73,709
Non cash acquisition, promissory note principal amount	350,000
promissory note in the aggregate principal amount, fair value	350,000
Conversion of liability, common stock shares issued	5,331	7,184	215,517	2,385,650
Conversion of liability, common stock shares issued, fair value	20,792	25,000	25,000
Debt conversion, original debt value	20,792	25,000	25,000	43,946
Debt instrument, convertible, terms of conversion feature				1,975 shares per $1
Exercise price of warrants		$ 0.90	$ 0.03
Conversion of stock, shares converted (Warrant and preferred stock)		8,333	250,000
Stock issued during period, shares, conversion of convertible securities		7,018	210,526	79,522
Issuance of common stock for services (in Shares)			300,000
Shares issued for service, fair value			21,000	35,000
Acquisition of SWK Technologies, Inc voting interest				20.00%
Repurchase of common stock				22,664,678
Series A Preferred Stock [Member]
Conversion of convertible promissory note to common stock (in Shares)
Conversion of stock, shares converted (Warrant and preferred stock)				2
Stock issued during period, shares, conversion of convertible securities				(2)
Issuance of common stock for services (in Shares)
Shares issued for service, fair value
Common Class A [Member]
Conversion of convertible promissory note to common stock (in Shares)				86,793,693
Common stock par value (in Dollars per share)	$ 0.00001		$ 0.00001	$ 0.00001